Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 569,997,133	$ 20,547,842	$ 476,978,710	$ 413,182,184
Interest income	542,329	19,550	520,783	549,681
Interest expense	(2,798,935)	(100,899)	(3,437,228)	(4,186,855)
Depreciation and amortization	(54,524,277)	(1,965,547)	(51,259,065)	(50,466,841)
Share of the profit or loss of associates and joint ventures	899,700	32,433	547,612	182,275
Impairment loss	(126,766)	(4,571)	(992,273)	(601,207)
Segment profit before income tax	80,193,769	2,890,906	35,768,798	23,279,811
Expenditures for segment assets	74,417,541	2,682,681	59,024,201	63,073,887
Investments accounted for using the equity method	16,996,600		12,806,673	12,085,207	$ 612,711
Contract assets	5,607,209		4,782,904	5,897,316	202,134
Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	272,543,899	9,824,942	218,666,071	198,916,897
Interest income	61,141	2,204	133,160	186,291
Interest expense	(1,604,107)	(57,827)	(2,244,280)	(3,403,475)
Depreciation and amortization	(34,384,500)	(1,239,528)	(32,333,229)	(33,456,831)
Share of the profit or loss of associates and joint ventures	737,650	26,591	362,133	75,303
Impairment loss	(86,997)	(3,137)	(218,600)	(601,066)
Segment profit before income tax	41,581,126	1,498,959	17,476,440	7,572,763
Expenditures for segment assets	48,531,368	1,749,509	38,643,303	35,462,305
Investments accounted for using the equity method	12,744,756		9,146,344	8,867,316	459,436
Contract assets	4,735,181		3,641,244	4,162,124	170,698
Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	49,978,736	1,801,685	47,271,074	42,658,686
Interest income	88,874	3,204	79,821	90,091
Interest expense	(405,648)	(14,623)	(564,269)	(545,609)
Depreciation and amortization	(13,819,080)	(498,164)	(14,189,024)	(12,379,703)
Share of the profit or loss of associates and joint ventures	66,107	2,383	99,670	39,852
Impairment loss	(39,769)	(1,434)	(773,673)	(141)
Segment profit before income tax	11,998,938	432,550	10,277,760	10,321,537
Expenditures for segment assets	16,773,513	604,669	14,275,397	23,966,051
Investments accounted for using the equity method	1,896,372		1,340,307	1,123,490	68,362
Contract assets	872,028		1,141,660	1,735,192	31,436
EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	239,488,267	8,633,319	204,690,669	165,789,479
Interest income	301,072	10,853	275,766	249,487
Interest expense	(629,584)	(22,696)	(443,519)	(255,404)
Depreciation and amortization	(4,336,266)	(156,318)	(2,877,546)	(2,534,825)
Share of the profit or loss of associates and joint ventures	95,943	3,459	85,809	67,120
Segment profit before income tax	8,528,675	307,450	8,438,766	6,082,106
Expenditures for segment assets	7,654,560	275,940	5,614,409	2,770,129
Investments accounted for using the equity method	2,355,472		2,320,022	2,094,401	$ 84,913
All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	7,986,231	287,896	6,350,896	5,817,122
Interest income	91,242	3,289	32,036	284,458
Interest expense	(159,596)	(5,753)	(185,160)	(243,013)
Depreciation and amortization	(1,984,431)	(71,537)	(1,859,266)	(2,095,482)
Segment profit before income tax	18,085,030	651,947	(424,168)	(696,595)
Expenditures for segment assets	1,458,100	52,563	491,092	875,402
Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Interest income				(260,646)
Interest expense				260,646
Depreciation and amortization			(51,259,065)
Inter-group revenues [member]
Disclosure of operating segments [line items]
Operating revenue	0
Inter-group revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	7,244,889	261,171	10,436,168	5,370,963
Inter-group revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	339,619	12,243	435,587	231,399
Inter-group revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	27,825,073	1,003,067	21,472,775	60,638,567
Inter-group revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	7,527,260	271,350	7,234,303	7,431,399
Inter-group revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Operating revenue	(42,936,841)	(1,547,831)	(39,578,833)	(73,672,328)
Operating segment [member]
Disclosure of operating segments [line items]
Operating revenue	612,933,974	22,095,673	516,557,543	486,854,512
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	279,788,788	10,086,113	229,102,239	204,287,860
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	50,318,355	1,813,928	47,706,661	42,890,085
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	267,313,340	9,636,386	226,163,444	226,428,046
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	$ 15,513,491	$ 559,246	$ 13,585,199	$ 13,248,521